Going Concern (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended	14 Months Ended	17 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 33,079	$ 8,131	$ 13,742	$ 43,446	$ 76,525	$ 84,656